Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")
Note 6 - Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI")
The following information provides insight into amounts impacting the Company’s Other comprehensive income (loss), both before and after-tax impacts, within the Consolidated Statements of Comprehensive Income, which also impact Accumulated other comprehensive income (“AOCI”) in the Consolidated Balance Sheets and the Consolidated Statements of Equity.
Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

	Year Ended December 31,
	2019			2018			2017
(Thousands of dollars)	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
Defined benefit pension plans:
Net actuarial gain/(loss)	$(71,087)	$17,061	$(54,026)	$(20,426)	$4,902	$(15,524)	$(43,027)	$10,326	$(32,701)
Amortization of prior service cost	1,271	(305)	966	1,335	(320)	1,015	1,335	(507)	828
Amortization of net actuarial (gain)/loss	23,376	(5,610)	17,766	33,617	(8,068)	25,549	25,445	(9,669)	15,776
Prior service cost	(1,878)	452	(1,426)	—	—	—	—	—	—
Regulatory adjustment	36,944	(8,867)	28,077	(8,233)	1,976	(6,257)	12,340	250	12,590
Pension plans other comprehensive income (loss)	(11,374)	2,731	(8,643)	6,293	(1,510)	4,783	(3,907)	400	(3,507)
FSIRS (designated hedging activities):
Amounts reclassified into net income	3,344	(803)	2,541	3,345	(804)	2,541	3,344	(1,271)	2,073
FSIRS other comprehensive income (loss)	3,344	(803)	2,541	3,345	(804)	2,541	3,344	(1,271)	2,073
Total other comprehensive income (loss) –Southwest Gas Corporation	(8,030)	1,928	(6,102)	9,638	(2,314)	7,324	(563)	(871)	(1,434)
Foreign currency translation adjustments:
Translation adjustments	2,038	—	2,038	(3,010)	—	(3,010)	1,771	—	1,771
Foreign currency other comprehensive income (loss)	2,038	—	2,038	(3,010)	—	(3,010)	1,771	—	1,771
Total other comprehensive income (loss) – Southwest Gas Holdings, Inc.	$(5,992)	$1,928	$(4,064)	$6,628	$(2,314)	$4,314	$1,208	$(871)	$337
(1) Tax amounts are calculated using a 24% rate following the December 22, 2017 enactment date of U.S. tax reform. For periods prior to the enactment date, tax amounts were calculated using a 38% rate. At December 31, 2017, excess taxes related to pre-tax amounts accumulating in AOCI prior to tax reform were required to remain in the account until the first quarter of 2018, when ASU 2018-02 was adopted, permitting previously stranded amounts to be released from AOCI and applied to Retained earnings. With regard to foreign currency translation adjustments, the Company has elected to indefinitely reinvest the earnings of Centuri’s Canadian subsidiaries in Canada, thus preventing deferred taxes on such earnings. As a result of this assertion, and no repatriation of earnings anticipated, the Company is not recognizing a tax effect or presenting a tax expense or benefit for currency translation adjustments in Other comprehensive income (loss).
The estimated amounts that will be amortized from accumulated other comprehensive income or regulatory assets into net periodic benefit cost over the next year are summarized below:

(Thousands of dollars)
Retirement plan net actuarial loss	$36,000
SERP net actuarial loss	1,800
PBOP prior service cost	1,200

Approximately $2.5 million of realized losses (net of tax) related to the FSIRS, included in AOCI at December 31, 2019, will be reclassified into interest expense within the next twelve months as the related interest payments on long-term debt occur.
The following table represents a rollforward of AOCI, presented on the Company’s Consolidated Balance Sheets and its Consolidated Statements of Equity:

	Defined Benefit Plans			FSIRS			Foreign Currency Items
(Thousands of dollars)	Before-Tax	Tax (Expense) Benefit (4,5)	After-Tax (5)	Before- Tax	Tax (Expense) Benefit (4,5)	After-Tax (5)	Before- Tax	Tax (Expense) Benefit	After-Tax	AOCI
Beginning Balance AOCI December 31, 2018	$(55,227)	$13,254	$(41,973)	$(9,310)	$2,234	$(7,076)	$(3,619)	$—	$(3,619)	$(52,668)
Net actuarial gain/(loss)	(71,087)	17,061	(54,026)	—	—	—	—	—	—	(54,026)
Translation adjustments	—	—	—	—	—	—	2,038	—	2,038	2,038
Other comprehensive income before reclassifications	(71,087)	17,061	(54,026)	—	—	—	2,038	—	2,038	(51,988)
FSIRS amounts reclassified from AOCI (1)	—	—	—	3,344	(803)	2,541	—	—	—	2,541
Amortization of prior service cost (2)	1,271	(305)	966	—	—	—	—	—	—	966
Amortization of net actuarial loss (2)	23,376	(5,610)	17,766	—	—	—	—	—	—	17,766
Prior service cost	(1,878)	452	(1,426)	—	—	—	—	—	—	(1,426)
Regulatory adjustment (3)	36,944	(8,867)	28,077	—	—	—		—	—	28,077
Net current period other comprehensive income (loss) attributable to Southwest Gas Holdings, Inc.	(11,374)	2,731	(8,643)	3,344	(803)	2,541	2,038	—	2,038	(4,064)
Ending Balance AOCI December 31, 2019	$(66,601)	$15,985	$(50,616)	$(5,966)	$1,431	$(4,535)	$(1,581)	$—	$(1,581)	$(56,732)
(1)The FSIRS reclassification amounts are included in Net interest deductions on the Company’s Consolidated Statements of Income.
(2)These AOCI components are included in the computation of net periodic benefit cost (see Note 11 - Pension and Other Postretirement Benefits for additional details).
(3)The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included in Deferred charges and other assets on the Company’s Consolidated Balance Sheets).
(4)    Tax amounts are calculated using a 24% rate.
(5)    The beginning balances depict amounts attributable to the individual components of AOCI (Defined Benefit Plans and FSIRS) following the adoption of ASU No. 2018-02, with no impact to the total balance of AOCI resulting from the depiction.

The following table represents a rollforward of AOCI, presented on Southwest’s Consolidated Balance Sheets:

	Defined Benefit Plans			FSIRS
(Thousands of dollars)	Before-Tax	Tax (Expense) Benefit (9,10)	After- Tax (10)	Before- Tax	Tax (Expense) Benefit (9,10)	After- Tax (10)	AOCI
Beginning Balance AOCI December 31, 2018	$(55,227)	$13,254	$(41,973)	$(9,310)	$2,234	$(7,076)	$(49,049)
Net actuarial gain/(loss)	(71,087)	17,061	(54,026)	—	—	—	(54,026)
Other comprehensive loss before reclassifications	(71,087)	17,061	(54,026)	—	—	—	(54,026)
FSIRS amounts reclassified from AOCI (6)	—	—	—	3,344	(803)	2,541	2,541
Amortization of prior service cost (7)	1,271	(305)	966	—	—	—	966
Amortization of net actuarial loss (7)	23,376	(5,610)	17,766	—	—	—	17,766
Prior service cost	(1,878)	452	(1,426)	—	—	—	(1,426)
Regulatory adjustment (8)	36,944	(8,867)	28,077	—	—	—	28,077
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation	(11,374)	2,731	(8,643)	3,344	(803)	2,541	(6,102)
Ending Balance AOCI December 31, 2019	$(66,601)	$15,985	$(50,616)	$(5,966)	$1,431	$(4,535)	$(55,151)
(6)    The FSIRS reclassification amounts are included in Net interest deductions on Southwest’s Consolidated Statements of Income.
(7)    These AOCI components are included in the computation of net periodic benefit cost (see Note 11 - Pension and Other Postretirement Benefits for additional details).
(8)    The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included Deferred charges and other assets on Southwest’s Consolidated Balance Sheets).
(9)    Tax amounts are calculated using a 24% rate.
(10)    The beginning balances depict amounts attributable to the individual components of AOCI (defined benefit plans and FSIRS) following the adoption of ASU No. 2018-02, with no impact to the total balance of AOCI resulting from the depiction.
The following table represents amounts (before income tax impacts) included in AOCI (in the tables above), that have not yet been recognized in net periodic benefit cost:

	Year Ended December 31,
(Thousands of dollars)	2019	2018
Net actuarial loss	$(483,074)	$(435,364)
Prior service cost	(3,641)	(3,033)
Less: amount recognized in regulatory assets	420,114	383,170
Recognized in AOCI	$(66,601)	$(55,227)

See Note 11 - Pension and Other Postretirement Benefits for more information on the defined benefit pension plans and Note 13 - Derivatives for more information on the FSIRS.